UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

 1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period:  5/31/12

Item 1.  Schedule of Investments.

Saratoga Large Capitalization Value Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCK - 96.6%
	AUTO PARTS & EQUIPMENT - 3.3%
14,400	TRW Automotive Holdings Corp. *		$ 555,408

	BANKS - 2.8%
11,600	State Street Corp.		478,036

	CHEMICALS - 2.6%
8,800	FMC Corp.		448,536

	COMMERCIAL SERVICES - 6.0%
38,900	Hertz Global Holdings, Inc. *		529,429
4,300	Visa, Inc. - Cl. A		495,360
			1,024,789
	COMPUTERS - 7.2%
950	Apple, Inc. *		548,843
13,200	EMC Corp. *		314,820
10,700	SanDisk Corp. *		349,890
			1,213,553
	DIVERSIFIED FINANCIAL SERVICES- 1.7%
11,600	NYSE Euronext		281,996

	ELECTRONICS - 5.8%
15,100	TE Connectivity Ltd.		474,442
9,700	Tyco International Ltd.		515,652
			990,094
	ENGINEERING & CONSTRUCTION - 2.7%
12,600	Chicago Bridge & Iron Co. NV - ADR		452,844

	HAND/MACHINE TOOLS - 2.8%
7,200	Stanley Black & Decker, Inc.		477,000

	HEALTHCARE-PRODUCTS - 6.2%
9,600	Baxter International, Inc.		485,952
23,400	CareFusion Corp. *		567,216
			1,053,168
	INSURANCE - 7.1%
15,300	MetLife, Inc.		446,913
10,300	Prudential Financial, Inc.		478,435
5,450	Reinsurance Group of America, Inc.		273,427
			1,198,775
	INTERNET - 3.8%
16,300	eBay, Inc. *		638,797

	MACHINERY-DIVERSIFIED - 2.7%
4,400	Flowserve Corp.		452,232

	MINING - 2.6%
9,500	Newmont Mining Corp.		448,020

	OIL & GAS - 4.9%
10,100	Ensco PLC - ADR		453,591
4,800	Occidental Petroleum Corp.		380,496
			834,087
	OIL & GAS SERVICES - 7.8%
11,100	Cameron International Corp. *		507,159
14,400	Halliburton Co.		432,864
31,100	Weatherford International Ltd. *		373,511
			1,313,534
	PHARMACEUTICALS - 12.7%
6,500	McKesson Corp.		567,320
28,600	Mylan Labs, Inc. *		619,762
12,900	Sanofi Synthelabo SA - ADR		438,987
7,400	Watson Pharmaceuticals, Inc. *		527,546
			2,153,615
	PIPELINES - 3.4%
18,600	The Williams Cos, Inc.		567,858

	REITS - 1.9%
19,800	Annaly Mortgage Management		329,076

	RETAIL - 3.5%
13,100	CVS Caremark Corp.		588,714

	SEMICONDUCTORS - 3.1%
9,100	Qualcomm, Inc.		521,521

	SOFTWARE - 2.0%
11,100	Adobe Systems, Inc.		344,655

	TOTAL COMMON STOCK (Cost - $16,540,214)		16,366,308

	SHORT-TERM INVESTMENTS - 1.8%
300,733	Milestone Treasury Obligations Portfolio, Institutional Class to yield 0.01%, 6/1/12
	(Cost - $300,733)		300,733

	TOTAL INVESTMENTS - 98.4% (Cost - $16,840,947)(a)		$ 16,667,041
	OTHER ASSETS AND LIABILITIES - 1.6%		269,077
	TOTAL NET ASSETS - 100.0%		$ 16,936,118

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,222,726
		Unrealized depreciation:	(1,396,632)
		Net unrealized appreciation:	$ (173,906)

Saratoga Large Capitalization Growth Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 99.4%
	BEVERAGES - 5.1%
8,163	Coca-Cola Co. (The)	$ 610,021
507	Diageo PLC - ADR	48,337
9,107	SABMiller PLC	339,418
		997,776
	BIOTECHNOLOGY - 2.3%
6,420	Amgen, Inc.	446,318

	COMMERCIAL SERVICES - 10.0%
6,481	Automatic Data Processing, Inc.	337,984
36,165	SEI Investment Co.	647,715
8,489	Visa, Inc. - Cl. A	977,933
		1,963,632
	COSMETICS/PERSONAL CARE - 2.9%
9,125	Procter & Gamble Co. (The)	568,396

	DIVERSIFIED FINANCIAL SERVICES - 8.6%
16,025	American Express Co.	894,676
2,921	Franklin Resources, Inc.	311,934
7,728	Greenhill & Co., Inc.	269,475
8,212	Legg Mason, Inc.	208,995
		1,685,080
	FOOD - 3.0%
45,081	Danone SA - ADR	577,037

	HEALTHCARE-PRODUCTS - 5.8%
8,722	Medtronic, Inc.	321,319
13,537	Zimmer Holdings, Inc.	821,019
		1,142,338
	HOUSEHOLD-PRODUCTS / WARES - 1.7%
4,762	Clorox Co. (The)	327,626

	INTERNET - 15.6%
5,775	Amazon.com, Inc. *	1,229,555
6,257	Blue Nile, Inc. * +	202,039
11,155	Facebook, Inc. +	330,523
2,212	Google, Inc. - Cl. A *	1,284,862
		3,046,979
	MEDIA - 2.4%
4,376	Factset Research Systems, Inc.	461,362

	OIL & GAS SERVICES - 1.4%
4,253	Schlumberger Ltd.	269,002

	PHARMACEUTICALS - 4.3%
11,122	Merck & Co., Inc.	417,965
8,095	Novartis AG - ADR	421,183
		839,148
	RETAIL - 3.8%
8,598	Home Depot, Inc. (The)	424,225
12,249	Lowe's Cos., Inc.	327,293
		751,518
	SEMICONDUCTORS - 7.8%
3,596	Altera Corp.	120,142
2,845	Analog Devices, Inc.	103,473
12,827	ARM Holdings PLC	301,306
17,475	Qualcomm, Inc.	1,001,492
		1,526,413
	SOFTWARE - 11.1%
16,045	Autodesk, Inc. *	513,761
22,743	Microsoft Corp.	663,868
37,471	Oracle Corp.	991,857
		2,169,486
	TELECOMMUNICATIONS - 5.7%
68,176	Cisco Systems, Inc.	1,113,314

	TRANSPORTATION - 7.9%
17,411	Expeditors International Washington, Inc.	665,971
11,786	United Parcel Service, Inc.	883,243
		1,549,214

	TOTAL COMMON STOCK (Cost - $19,993,103)	19,434,639

	SHORT-TERM INVESTMENTS - 0.8%
169,255	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $169,255)	169,255

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.0%
$ 384,495	BNY Mellon Overnight Government Fund, to yield 0.20%, 6/1/12 with a maturity
	value of $384,497 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $384,495)	384,495

	TOTAL INVESTMENTS - 102.2% (Cost - $20,546,853)(a)	$ 19,988,389
	OTHER ASSETS AND LIABILITIES - (2.2%)	(435,686)
	TOTAL NET ASSETS - 100.0%	$ 19,552,703

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,036,652
	Unrealized depreciation:	(1,595,116)
	Net unrealized depreciation:	$ (558,464)

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCK - 97.8%
	AGRICULTURE - 1.6%
1,575	Lorillard, Inc.		$ 194,670

	AUTO MANUFACTURES - 0.9%
4,150	Navistar International Corp. *		115,951

	AUTO PARTS & EQUIPMENT - 3.5%
8,550	Delphi Automotive PLC *		248,206
1,750	Tenneco, Inc. *		47,513
2,725	WABCO Holdings, Inc. *		141,046
			436,765
	BANKS - 5.1%
15,850	Fifth Third Bancorp		211,597
41,125	Huntington Bancshares, Inc.		268,957
24,050	Regions Financial Corp.		151,275
			631,829
	BIOTECHNOLOGY - 1.1%
3,325	Life Technologies Corp. *		136,026

	CHEMICALS - 4.5%
1,575	Airgas, Inc.		136,726
2,300	Celanese Corp.		91,563
3,750	FMC Corp.		191,137
2,525	International Flavors & Fragrances, Inc.		142,360
			561,786
	COMMERCIAL SERVICES - 6.5%
4,400	Global Payments, Inc.		186,912
2,400	MAXIMUS, Inc.		109,224
7,950	SEI Investments Co.		142,385
4,650	Towers Watson & Co.		280,209
2,600	United Rentals, Inc. *		89,830
			808,560
	COMPUTERS - 2.4%
13,700	NCR Corp. *		293,454

	DISTRIBUTION/WHOLESALE - 3.2%
6,450	LKQ Corp. *		235,038
2,775	WESCO International, Inc. *		165,085
			400,123
	ELECTRIC - 7.7%
7,475	CMS Energy Corp.		174,167
4,650	Edison International		209,064
10,200	Great Plains Energy, Inc.		203,184
8,750	NV Energy, Inc.		151,375
5,800	Wisconsin Energy Corp.		219,472
			957,262
	ELECTRONICS - 1.2%
3,675	Agilent Technologies, Inc.		149,426

	FOOD - 1.7%
4,050	Ingredion, Inc.		206,914

	HAND/MACHINE TOOLS - 1.5%
3,025	Snap-On, Inc.		183,043

	HEALTHCARE-PRODUCTS - 0.5%
1,450	Sirona Dental Systems, Inc. *		62,031

	HEALTHCARE-SERVICES - 2.7%
9,225	HCA Holding, Inc.		239,758
1,075	Laboratory Corp of America Holdings *		89,526
			329,284
	HOUSEHOLD PRODUCTS/WARES - 1.9%
5,800	Jarden Corp.		235,770

	INSURANCE - 5.4%
11,025	Hartford Financial Services Group, Inc.		185,440
5,175	Reinsurance Group of America, Inc.		259,630
11,225	XL Group PLC		229,213
			674,283
	INTERNET - 0.9%
7,900	Digital River, Inc. *		115,340

	INVESTMENT COMPANIES - 2.6%
19,250	Apollo Investment Corp.		143,220
12,125	Ares Capital Corp.		182,966
			326,186
	MACHINERY-DIVERSIFIED - 1.8%
2,350	AGCO Corp. *		94,494
1,275	Flowserve Corp.		131,045
			225,539
	MEDIA - 3.5%
6,200	CBS Corp.		197,904
4,650	Discovery Communications, Inc. *		232,965
			430,869
	OIL & GAS - 2.2%
2,000	Helmerich & Payne, Inc.		90,600
1,150	Noble Energy, Inc.		97,129
850	Pioneer Natural Resources Co.		82,195
			269,924
	OIL & GAS SERVICES - 1.2%
6,625	Superior Energy Services, Inc. *		143,365

	PACKAGING & CONTAINERS - 3.7%
8,500	Crown Holdings, Inc. *		289,765
6,450	Packaging Corp. of America		173,053
			462,818
	PHARMACEUTICALS - 2.9%
2,903	Valeant Pharmaceuticals International, Inc. *		141,278
11,650	Waner Chicott PLC *		219,719
			360,997

	REITS - 2.8%
7,775	Apartment Investment & Management Co.		210,469
1,750	SL Green Realty Corp.		131,268
			341,737
	RETAIL - 6.8%
5,000	Big Lots, Inc. *		183,750
1,925	Darden Restaurant, Inc.		99,580
8,375	Ezcorp, Inc. *		197,650
1,800	PVH Corp.		145,800
4,950	Signet Jewelers Ltd.		216,117
			842,897
	SAVING & LOANS - 1.6%
25,325	First Niagara Financial Group, Inc.		204,373

	SEMICONDUCTORS - 3.6%
3,425	Altera Corp.		114,429
4,275	Avago Technologies Ltd.		141,503
8,075	Rovi Corp. *		197,272
			453,204
	SOFTWARE - 11.4%
14,475	Allscripts Healthcare Solutions, Inc. *		156,619
4,825	BMC Software, Inc. *		204,194
9,275	Broadridge Financial Solution, Inc.		187,633
3,025	Fiserv, Inc. *		203,976
2,650	Intuit, Inc.		149,010
7,675	Nuance Communications, Inc. *		158,796
7,725	Parametric Technology, Corp. *		156,045
4,400	Solera Holdings, Inc.		195,360
			1,411,633
	TOYS GAMES HOBBIES - 1.4%
5,000	Hasbro, Inc.		177,100

	TOTAL COMMON STOCK (Cost - $11,122,401)		12,143,159

	SHORT-TERM INVESTMENTS - 2.3%
288,175	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $288,175)		288,175

	TOTAL INVESTMENTS - 100.1% (Cost - $11,410,576)(a)		$ 12,431,334
	OTHER ASSETS AND LIABILITIES - (0.1%)		(17,407)
	TOTAL NET ASSETS - 100.0%		$ 12,413,927

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,787,312
		Unrealized depreciation:	(766,554)
		Net unrealized appreciation:	$ 1,020,758

Saratoga Small Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCK - 92.7%
	AIRLINES - 2.5%
12,800	Spirit Airlines, Inc. *		$ 263,808

	APPAREL - 5.0%
3,900	Carter's, Inc. *		210,327
6,100	Hanesbrands, Inc. *		169,946
9,600	Iconix Brand Group, Inc. *		143,808
			524,081
	BANKS - 9.4%
9,500	MB Financial, Inc.		192,945
15,800	National Penn Bancshares, Inc.		140,778
4,800	Prosperity Bancshares, Inc.		205,056
8,500	Trustmark Corp.		207,570
17,700	Umpqua Holdings Corp.		227,091
			973,440
	CHEMICALS - 4.1%
3,600	Innophos Holdings, Inc.		181,728
9,300	RPM International, Inc.		245,148
			426,876
	COMMERCIAL SERVICES - 3.2%
5,100	MAXIMUS, Inc.		232,101
1,700	Towers Watson & Co.		102,442
			334,543
	DISTRIBUTION/WHOLESALE - 1.9%
6,800	Owens & Minor, Inc.		193,596

	DIVERSIFIED FINANCIALS - 2.8%
8,834	National Financial Partners Corp. *		117,492
5,600	Stifel Financial Corp. *		178,024
			295,516
	ELECTRIC - 3.3%
4,300	Cleco Corp.		175,612
6,500	Portland General Electric Co.		163,475
			339,087
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
6,873	General Cable Corp. *		195,606
4,191	Itron, Inc. *		150,163
			345,769
	ENGINEERING & CONSTRUCTION - 3.4%
7,165	EMCOR Group, Inc.		195,963
9,400	MasTec, Inc. *		153,690
			349,653
	ENTERTAINMENT - 1.5%
4,100	Madison Square Garden, Inc. *		153,709

	ENVIRONMENTAL CONTROL - 1.7%
13,300	Calgon Carbon Corp. *		177,821

	FOOD - 4.4%
4,300	J&J Snack Foods Corp.		236,801
3,200	Lancaster Colony Corp.		215,424
			452,225
	FORREST PRODUCTS - 1.3%
4,816	Buckeye Technologies, Inc.		133,451

	HEALTHCARE-PRODUCTS - 4.3%
4,000	Teleflex, Inc.		237,600
4,400	West Pharmaceutical Services, Inc.		210,320
			447,920
	HEALTHCARE-SERVICES - 1.3%
3,200	Magellan Health Services, Inc. *		134,944

	INSURANCE - 5.2%
6,100	Aspen Insurance Holdings, Ltd.		172,386
600	Proassurance Corp.		52,884
4,472	Protective Life Corp.		117,882
10,247	Tower Group, Inc.		201,149
			544,301
	MISCELLANEOUS MANUFACTURING - 7.3%
3,650	AO Smith Corp.		168,484
4,900	Aptargroup, Inc.		248,283
10,100	Barnes Group, Inc.		235,027
2,800	Crane Co.		106,092
			757,886
	OIL & GAS - 2.0%
6,000	Gulfport Energy Corp. *		110,880
12,000	Vaalco Energy, Inc. *		102,360
			213,240
	OIL & GAS SERVICES - 2.5%
5,700	Hornbeck Offshore Services *		190,323
1,038	Oil States International, Inc. *		69,100
			259,423
	REITS - 7.8%
7,600	LaSalle Hotel Properties		209,608
1,692	PS Business Parks, Inc.		111,486
5,300	Pebblebrook Hotel Trust		116,335
9,400	Senior Housing Properties Trust		194,110
5,700	Tanger Factory Outlet Centers		176,757
			808,296
	RETAIL - 4.4%
8,000	Aeropostale, Inc. *		148,000
3,600	Children's Place Retail Stores, Inc. (The) *		165,492
7,000	Finish Line, Inc. (The)		144,340
			457,832
	SAVINGS & LOANS - 1.5%
9,400	Washington Federal, Inc.		154,254

	SEMICONDUCTORS - 1.0%
6,300	OmniVision Technologies, Inc.		101,934

	SOFTWARE - 2.4%
9,200	JDA Software Group, Inc. *		254,656

	TELECOMMUNICATIONS - 2.4%
8,000	Netgear, Inc. *		251,120

	TRANSPORTATION - 2.8%
1,968	Genesee & Wyoming, Inc. *		98,616
4,502	Old Dominion Freight Line, Inc. *		196,107
			294,723

	TOTAL COMMON STOCK (Cost - $8,229,165)		9,644,104

	SHORT-TERM INVESTMENTS - 7.3%
762,010	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $762,010)		762,010

	TOTAL INVESTMENTS - 100.0% (Cost - $9,359,.576)(a)		$ 10,406,114
	OTHER ASSETS AND LIABILITIES - (0.0%)		(5,664)
	TOTAL NET ASSETS - 100.0%		$ 10,400,450

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,700,151
		Unrealized depreciation:	(285,212)
		Net unrealized appreciation:	$ 1,414,939

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 96.6%
	AGRICULTURE - 5.7%
158,000	Asian Citrus Holdings Ltd.	$ 79,310
2,780	British American Tobacco PLC	131,257
1,470	Philip Morris International, Inc.	124,230
		334,797
	APPAREL - 0.3%
99,840	Peak Sport Products Co., Ltd.	17,589

	AUTO PARTS & EQUIPMENT - 1.9%
1,910	Cie Generale des Etablissements Michelin	111,968

	BANKS - 7.3%
863	BNP Paribas	27,650
2,640	BNP Paribas - ADR	42,636
4,910	Credit Suisse Group AG *	93,792
4,350	DBS Group Holdings, Ltd.	44,420
810	DBS Group Holdings, Ltd. - ADR	33,080
2,473	Qatar National Bank SAQ	89,968
4,910	Standard Chartered PLC	99,290
		430,836
	BEVERAGES - 1.2%
273,730	Thai Beverage Co., Ltd.	71,044

	BUILDING MATERIALS - 1.9%
10,100	Asahi Glass Co., Ltd.	67,675
2,500	CRH PLC - ADR	42,800
		110,475
	CHEMICALS - 6.7%
1,270	Akzo Nobel NV	58,012
2,910	Industries Qatar QSC	109,317
9,380	Israel Chemical, Ltd.	96,935
1,670	Lonza group AG *	59,523
12,000	Taiyo Nippon Sanso Corp.	72,381
		396,168
	COMMERCIAL SERVICES - 1.1%
152,850	Anhui Expressway Co.	67,498

	COMPUTERS - 3.1%
2,910	Cap Gemini SA	98,175
420	Obic Co., Ltd.	81,810
		179,985
	DISTRIBUTION/WHOLESALE - 2.9%
4,260	Mitsubishi Corp.	83,061
6,210	Mitsui & Co., Ltd.	87,215
		170,276
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
114,920	China Everbright, Ltd.	152,993

	ELECTRIC - 1.8%
8,610	AES Tiete SA	104,210

	ELECTRONICS - 1.6%
362,721	China Automation Group, Ltd.	94,159

	ENGINEERING & CONSTRUCTION - 3.7%
16,144	Cardno, Ltd.	115,838
25,780	Carillion PLC	103,869
		219,707
	ENTERTAINMENT - 3.3%
1,940	Sankyo Co., Ltd.	93,307
24,137	William Hill PLC	100,741
		194,048
	FOOD - 2.8%
1,450	Danone	92,999
2,300	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	71,234
		164,233
	HEALTHCARE-PRODUCTS - 0.8%
30,690	Fisher & Paykel Healthcare Corp., Ltd.	47,241

	HOLDING COMPANIES-DIVERSIFIED - 0.9%
18,290	Tekfen Holding AS	53,874

	INSURANCE - 2.7%
650	AXA SA	7,332
3,560	AXA Spons - ADR	40,299
170	Fairfax Financial Holdings Ltd.	66,818
1,270	Vienna Insurance Group AG Wiener Versicherung Gruppe	44,624
		159,073
	INVESTMENT COMPANIES - 3.5%
8,820	Investor AB	154,426
300	Delek Group Ltd.	49,039
		203,465
	LODGING - 0.8%
131,820	NagaCorp, Ltd.	50,264

	MACHINERY-DIVERSIFIED - 1.2%
710	Pfeiffer Vacuum Technology AG	72,891

	MINING - 6.2%
4,650	BHP Billiton PLC	121,706
1,620	Freeport-McMoran Copper & Gold, Inc.	51,905
1,800	Newmont Mining Corp.	84,888
12,290	OZ Minerals, Ltd.	103,788
		362,287
	OFFICE/BUSINESS EQUIPMENT - 0.7%
840	Neopost SA	43,686

	OIL & GAS - 7.0%
39,000	CNOOC Ltd.	70,349
2,900	Encana Corp.	57,720
3,350	Petroleo Brasileiro SA - ADR	63,315
2,660	Royal Dutch Shell PLC	82,585
3,243	Total SA	139,759
		413,728
	OIL & GAS SERVICES - 1.0%
41,000	China Oilfield Services Ltd	56,758

	PHARMACEUTICALS - 5.4%
1,080	Roche Holding AG	42,303
360	Roche Holding AG - ADR	56,308
440	Sanofi-Aventis SA	29,969
1,320	Sanofi-Aventis SA - ADR	44,919
462,240	Sino Biopharmaceutical	141,641
		315,140

	PRIVATE EQUITY - 1.3%
1,910	Eurazeo	73,158
1,910	Eurazeo* - (Stock Rights)	3,658
		76,816
	REAL ESTATE - 5.7%
32,490	Hang Lung Properties Ltd.	103,388
4,600	Mitsui Fudosan Co., Ltd.	76,378
48,570	Shanghai Industrial Holding Ltd.	135,457
		315,223
	RETAIL - 1.5%
20,140	Kingfisher PLC	87,781

	SEMICONDUCTORS - 1.1%
1,470	Tokyo Electron, Ltd.	66,082

	SOFTWARE - 4.7%
20,800	Playtech, Ltd.	111,586
306,600	Travelsky Technology Ltd.	165,149
		276,735
	TELECOMMUNICATIONS - 1.3%
2,790	Vodafone Group PLC - ADR	74,744

	TRANSPORTATION - 1.8%
6,396	Deutsche Post AG	106,019

	WATER - 1.1%
5,910	Suez Environnement Co.	64,263

	TOTAL COMMON STOCK (Cost - $6,395,777)	5,666,056

	SHORT-TERM INVESTMENTS - 1.7%
100,261	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $100,261)	100,261

	TOTAL INVESTMENTS - 98.3% (Cost - $6,496,038) (a)	$ 5,766,317
	OTHER ASSETS AND LIABILITIES - 1.7%	101,336
	TOTAL NET ASSETS - 100.0%	$ 5,867,653

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 378,792
	Unrealized depreciation:	(1,108,513)
	Net unrealized depreciation:	$ (729,721)

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCK - 98.6%
	BIOTECHNOLOGY - 6.6%
15,400	Amgen, Inc.	$ 1,070,608

	ELECTRONICS - 6.8%
12,700	Agilent Technologies, Inc. *	516,382
7,400	Waters Corp. *	590,372
		1,106,754
	HEALTHCARE-PRODUCTS - 25.4%
4,600	Baxter International, Inc.	232,852
6,400	Becton Dickinson and Co.	468,032
68,300	Boston Scientific Corp. * +	392,042
7,800	CareFusion Corp. *	189,072
4,500	Covidien PLC	233,010
5,300	CR Bard, Inc.	515,107
13,700	Greatbatch, Inc. *	284,412
10,300	Johnson & Johnson	643,029
12,000	Medtronic, Inc.	442,080
4,600	Techne Corp.	312,156
7,000	Zimmer Holdings, Inc. *	424,550
		4,136,342
	HEALTHCARE-SERVICES - 12.7%
8,369	Molina Healthcare, Inc. *	213,493
10,000	Patterson Cos., Inc.	332,400
18,800	UnitedHealth Group, Inc.	1,048,476
7,000	WellPoint, Inc.	471,730
		2,066,099
	PHARMACEUTICALS - 47.1%
26,300	AmerisourceBergen Corp.	972,837
15,000	AstraZeneca PLC - ADR	606,150
18,500	Cardinal Health, Inc.	765,530
568	Corcept Therapeutics, Inc. *	2,323
14,900	Eli Lilly & Co.	610,155
14,700	GlaxoSmithKline PLC - ADR	648,417
9,400	McKesson Corp.	820,432
10,100	Merck & Company, Inc.	379,558
10,100	Novartis AG - ADR	525,503
6,000	Par Pharmaceutical Cos., Inc. *	215,040
31,400	Pfizer, Inc.	686,718
41,726	PharMerica Corp. *	414,339
17,708	Sanofi-Synthelabo SA - ADR	602,604
5,100	Sanofi-Synthelabo SA CVR *	6,936
2,500	Targacept, Inc. *	10,375
10,200	Teva Pharmaceutical Industries, Ltd. - ADR	399,738
		7,666,655

	TOTAL COMMON STOCK (Cost - $14,188,472)	16,046,458

	SHORT-TERM INVESTMENTS - 1.2%
191,374	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $191,374)	191,374

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.5%
$ 409,800	BNY Mellon Overnight Government Fund, to yield 0.20%, 6/1/12 with a maturity
	value of $409,802 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $409,800)	409,800

	TOTAL INVESTMENTS - 102.3% (Cost - $14,789,646) (a)	$ 16,647,632
	OTHER ASSETS AND LIABILITIES - (2.3%)	(373,573)
	TOTAL NET ASSETS - 100.0%	$ 16,274,059

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,823,243
	Unrealized depreciation:	(965,257)
	Net unrealized appreciation:	$ 1,857,986

Saratoga Technology & Communication Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCK - 97.5%
	AEROSPACE/DEFENSE - 2.3%
22,110	Northrop Grumman Corp.		$ 1,298,962

	BIOTECHNOLOGY - 1.3%
16,940	Illumina, Inc. *		729,436

	COMMERCIAL SERVICES - 3.4%
9,440	Alliance Data Systems Corp. *		1,189,440
6,719	Visa, Inc. - Cl. A		774,029
			1,963,469
	COMPUTERS - 21.5%
22,460	Accenture PLC		1,282,466
10,574	Apple, Inc. *		6,108,917
12,560	Cognizant Technology Solutions Corp. - Cl. A *		731,620
67,150	Dell, Inc. *		827,960
32,150	Fortinet, Inc. *		683,188
4,430	IBM Corp		854,547
32,650	Lexmark International, Inc.		816,577
12,159	Sandisk Corp. *		397,599
20,600	Western Digital Corp. *		646,634
			12,349,508
	DISTRIBUTION/WHOLESALE - 0.3%
5,761	Scansource, Inc. *		172,657

	ELECTRONICS - 1.0%
15,500	Itron, Inc. *		555,365

	INTERNET - 13.8%
3,750	Amazon.com, Inc. *		798,413
26,084	Angie's List, Inc. *		333,093
7,843	Baidu, Inc./China - ADR *		923,670
15,421	eBay, Inc. *		604,349
11,500	ExactTarget Inc.		227,815
4,003	F5 Networks, Inc.		414,230
1,600	Google Inc. - Cl. A		929,376
9,113	LinkedIn Corp. *		875,759
11,295	MercadoLibre, Inc.		793,361
817	Priceline.com, Inc. *		511,025
7,124	Rackspace Hosting, Inc. *		352,424
74,800	Symantec Corp. *		1,110,032
			7,873,547
	MACHINERY-DIVERSIFIED - 0.3%
2,016	Rockwell International Corp		146,180

	MINING - 0.4%
11,600	Molycorp, Inc. *		228,288

	REITS - 1.2%
10,813	American Tower Corp. *		701,547

	SEMICONDUCTORS - 19.7%
21,466	Altera Corp.		717,179
112,500	Applied Materials, Inc.		1,162,125
12,105	Broadcom Corp. *		391,597
13,047	Cirrus Logic, Inc. *		374,710
63,021	Intel Corp.		1,628,463
28,220	KLA-Tencor Corp.		1,293,323
33,000	Marvell Technology Group, Ltd. *		413,490
18,840	Maxim Integrated Products, Inc.		474,014
11,064	Mellanox Technologies, Ltd. *		668,819
45,602	QUALCOMM, Inc.		2,613,451
21,303	Texas Instruments, Inc.		606,709
29,630	Xilinx, Inc.		947,271
			11,291,151
	SOFTWARE - 20.5%
26,170	BMC Software, Inc. *		1,107,514
19,048	Broadridge Financial Solutions, Inc.		385,341
50,300	CA, Inc.		1,250,961
3,534	Cerner Corp. *		275,511
17,890	Check Point Software Technologies, Ltd. *		916,684
45,472	Compuware Corp. *		409,248
1,271	Jive Software, Inc. *		21,289
87,784	Microsoft Corp.		2,562,415
69,526	Oracle Corp.		1,840,353
8,128	Red Hat, Inc. *		417,617
7,050	Salesforce.com, Inc. *		977,271
16,933	VMware, Inc. - Cl. A *		1,574,938
			11,739,142
	TELECOMMUNICATIONS - 11.8%
33,670	Amdocs, Ltd. *		968,012
45,786	AT&T, Inc.		1,564,508
41,396	Cincinnati Bell Inc.		146,542
120,118	Cisco Systems, Inc.		1,961,527
81,529	Corning, Inc.		1,059,062
9,363	Crown Castle International Corp.		511,220
10,717	Motorola Solutions Inc.		515,273
			6,726,144

	TOTAL COMMON STOCK (Cost - $52,361,585)		55,775,396

	SHORT-TERM INVESTMENTS - 2.5%
1,438,615	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $1,438,615)		1,438,615

	TOTAL INVESTMENTS - 100.0% (Cost - $53,800,200) (a)		$ 57,214,011
	OTHER ASSETS AND LIABILITIES - (0.0) %		(18,291)
	TOTAL NET ASSETS - 100.0%		$ 57,195,720

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 6,895,265
		Unrealized depreciation:	(3,481,454)
		Net unrealized appreciation:	$ 3,413,811

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCK - 90.1%
	CHEMICALS - 7.4%
3,687	Dow Chemical Co. (The)		$ 114,518
4,795	LyondellBasell Industries		189,211
			303,729
	COAL - 2.6%
3,841	Consol Energy, Inc.		107,855

	ELECTRIC - 10.7%
4,647	Edison International		208,929
4,393	Exelon Corp.		162,453
1,548	National Fuel Gas Co.		66,920
			438,302
	IRON/STEEL - 2.9%
2,718	APERAM		30,648
1,831	Cliffs Natural Resources, Inc.		87,485
			118,133
	MINING - 2.3%
2,887	Freeport-McMoRan Copper & Gold, Inc.		92,500

	OIL & GAS - 46.4%
2,613	Anadarko Petroleum Corp.		159,393
2,213	BP PLC		80,686
9,364	BG Group PLC		179,152
1,670	Chevron Corp.		164,178
5,533	Cobalt International Energy, Inc. *		125,322
2,528	Exxon Mobil Corp.		198,777
3,382	Hess Corp.		147,793
3,374	Marathon Oil Corp.		84,046
2,060	Noble Energy, Inc.		173,988
3,688	Plains Exploration & Production Co. *		131,994
2,944	Royal Dutch Shell PLC - ADR		183,058
2,605	SM Energy Co.		140,904
3,050	Transocean, Ltd.		124,532
			1,893,823

	OIL & GAS SERVICES - 16.6%
3,259	Cameron International Corp. *		148,904
4,161	Halliburton Co.		125,080
1,335	Lufkin Industries Inc.		76,722
16,277	Newpark Resources, Inc. *		94,244
1,911	Schlumberger, Ltd.		120,871
9,226	Weatherford International, Ltd. *		110,804
			676,625

	PIPELINES - 1.2%
1,389	Kinder Morgan Inc.		47,498

	TOTAL COMMON STOCK (Cost - $3,496,572)		3,678,465

	SHORT-TERM INVESTMENTS - 8.2%
336,014	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $336,014)		336,014

	TOTAL INVESTMENTS - 98.3% (Cost - $3,832,586) (a)		$ 4,014,479
	OTHER ASSETS AND LIABILITIES - 1.7%		70,095
	TOTAL NET ASSETS - 100.0%		$ 4,084,574

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 588,089
		Unrealized depreciation:	(406,196)
		Net unrealized appreciation:	$ 181,893

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unuadited)
Shares			Value

	COMMON STOCK - 96.0%
	BANKS - 38.3%
1,753	Citigroup, Inc.		$ 46,472
3,256	Fifth Third Bancorp		43,468
1,342	First Financial Bancorp		20,613
582	Goldman Sachs Group, Inc. (The)		55,697
1,408	JPMorgan Chase & Co.		46,675
682	M&T Bank Corp.		55,460
981	PNC Financial Services Group, Inc.		60,253
1,209	Standard Chartered PLC		24,369
1,059	State Street Corp.		43,641
2,130	US Bancorp		66,264
2,230	Wells Fargo & Co.		71,472
			534,384
	DIVERSIFIED FINANCIAL SERVICES - 22.7%
1,067	American Express Co.		59,571
812	Ameriprise Financial, Inc.		38,911
360	BlackRock, Inc. - Cl. A		61,488
823	Discover Financial Services		27,249
488	Franklin Resources, Inc.		52,114
2,955	Invesco, Ltd.		64,271
1,027	Charles Schwab Corp. (The)		12,796
			316,400
	INSURANCE - 24.3%
903	ACE, Ltd.		65,314
345	Aflac Inc.		13,828
933	American International Group Inc.		27,225
1,083	Berkshire Hathaway, Inc. - Cl. B *		85,947
1,620	MetLife, Inc.		47,320
1,169	Travelers Cos., Inc. (The)		73,051
1,348	Unum Group		26,893
			339,578
	REITS - 9.0%
707	Alexandria Real Estate Equities, Inc.		48,401
587	Digital Realty Trust, Inc.		41,542
239	Simon Property Group, Inc.		35,257
			125,200
	SAVINGS & LOANS - 1.7%
2,092	People's United Financial Inc.		24,330

	TOTAL COMMON STOCK (Cost - $1,264,126)		1,339,892

	SHORT-TERM INVESTMENTS - 0.7%
10,341	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $10,341)		10,341

	TOTAL INVESTMENTS - 96.7% (Cost - $1,274,467) (a)		$ 1,350,233
	OTHER ASSETS AND LIABILITIES - 3.3%		45,359
	TOTAL NET ASSETS - 100.0%		$ 1,395,592

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 151,279
		Unrealized depreciation:	(75,513)
		Net unrealized appreciation:	$ 75,766

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Principal		Value

	U.S. GOVERNMENT AND AGENCIES - 44.1%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.7%
$ 290,000	4.500%, 1/15/13	$ 297,737
800,000	5.125%, 10/18/16	947,136
		1,244,873
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.0%
700,000	4.125%, 4/15/14	749,147
375,000	5.00%, 4/15/15	422,719
		1,171,866
	U.S. TREASURY NOTES - 11.6%
300,000	4.00%, 11/15/12	305,226
300,000	2.250%, 5/31/14	311,719
500,000	2.00%, 2/15/22	520,703
		1,137,648
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 7.8%
500,000	0.625%, 4/15/13	547,155
200,000	0.125%, 4/15/16	217,713
		764,868

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,042,782)	4,319,255

	CORPORATE BONDS AND NOTES - 53.6%
	BANKS - 8.6%
325,000	BB&T Corp., 4.90%, 6/30/17	355,631
390,000	Citigroup, Inc., 5.30%, 10/17/12	395,834
100,000	Goldman Sachs Group, Inc. (The), 1.02%, 3/22/16	89,398
		840,863
	BEVERAGES - 1.2%
117,000	Diageo Capital PLC, 1.50%, 5/11/17	117,180

	CHEMICALS - 6.5%
315,000	Dow Chemical Co., 4.125%, 11/15/21	330,331
300,000	Monsanto Co., 7.375%, 8/15/12	303,966
		634,297
	DIVERSIFIED FINANCIAL SERVICES - 6.6%
100,000	American Express Credit Corp., 2.80%, 9/19/16	103,112
478,000	General Electric Capital Corp., 5.50%, 1/8/20	547,224
		650,336
	ELECTRIC - 2.1%
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	202,160

	GAS - 1.1%
100,000	Southern California Gas Co., 5.50%, 3/15/14	108,540

	HEALTHCARE-PRODUCTS - 6.9%
325,000	CR Bard, Inc., 2.875%, 1/15/16	342,687
325,000	Stryker Corp., 2.00%, 9/30/16	334,874
		677,561
	INSURANCE - 4.0%
275,000	PartnerRe Finance LLC, 5.50%, 6/1/20	289,979
85,000	Prudential Financial, Inc., 6.00%, 12/1/17	97,686
		387,665
	MISCELLANEOUS MANUFACTURER - 2.9%
240,000	Cooper US, Inc., 6.10%, 7/1/17	289,202

	OIL & GAS - 3.4%
325,000	Occidental Petroleum Corp., 1.75%, 2/15/17	331,130

	OIL & GAS SERVICES - 2.9%
220,000	Weatherford International, Ltd., 9.625%, 3/1/19	288,765

	PHARMACEUTICALS - 3.8%
100,000	Cardinal Health Inc., 1.90%, 6/15/17 *	100,164
250,000	Merck & Co., Inc., 5.30%, 12/1/13	267,900
		368,064
	REITS - 3.6%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15	354,861

	TOTAL CORPORATE BONDS AND NOTES (Cost - $5,009,151)	5,250,624
Shares
	SHORT-TERM INVESTMENTS - 1.8%
180,124	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $180,124)	180,124

Principal
	COLLATERAL FOR SECURITIES LOANED - 1.0%
$ 103,000	BNY Mellon Overnight Government Fund, to yield 0.20%, 6/1/12 with a maturity
	value of $103,001 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $103,000)	103,000

	TOTAL INVESTMENTS - 100.5% (Cost - $9,335,057) (a)	$ 9,853,003
	OTHER ASSETS AND LIABILITIES - (0.5%)	(48,494)
	TOTAL NET ASSETS - 100.0%	$ 9,804,509

* All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 533,018
	Unrealized depreciation:	(15,072)
	Net unrealized appreciation:	$ 517,946

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Principal		Value

	MUNICIPAL BONDS - 95.0%
	ALASKA - 4.5%
	Education - 4.5%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 171,387

	CALIFORNIA - 9.9%
	Education - 6.9%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	149,784
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23	112,410
		262,194
	General Obligation - 3.0%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	114,689
		376,883
	CONNECTICUT - 2.8%
	General Obligation - 2.8%
100,000	Wilton, CT, 2.00%, 2/1/15	103,529

	DELAWARE - 2.7%
	General Obligation - 2.7%
90,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14	99,636

	FLORIDA - 5.4%
	Education - 2.4%
75,000	Florida State Board of Education, 5.00%, 1/1/18	89,280
	General Obligation - 3.0%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20	115,000
		204,280
	INDIANA - 3.3%
	General Obligation - 3.3%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19	128,227

	IOWA - 2.8%
	Education - 2.8%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	107,010

	KENTUCKY - 4.2%
	Education - 4.2%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	157,735

	LOUISIANA - 4.5%
	General Obligation - 4.5%
140,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	172,932

	MAINE - 4.0%
	Education - 4.0%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	151,242

	MICHIGAN - 2.8%
	Education - 2.8%
100,000	Ann Arbor School District, 5.00%, 5/1/20	108,400

	MISSOURI - 4.0%
	Education - 4.0%
130,000	Kirksville R-III School District, 5.00%, 3/1/20	153,581

	NEW JERSEY - 5.0%
	General Obligation - 3.6%
125,000	Passaic, NJ, 3.25%, 8/1/18	136,609

	Housing - 1.4%
50,000	New Jersey Economic Development Authority, 4.00%, 9/1/16, MBIA	54,940
		191,549
	NEW YORK - 12.8%
	Education - 4.7%
130,000	Dunkirk City School, 3.50%, 6/15/23	135,833
40,000	Yorktown Central School District, 2.00%, 3/1/13	40,397
		176,230
	General Obligation - 8.1%
100,000	Erie County Industrial Development Agency, 5.00%, 5/1/19 MN1	120,078
10,000	New York NY Ser I-FSA-CR, 5.00%, 12/1/13	10,667
15,000	New York NY Ser I-FSA-CR, 5.00%, 12/1/13	15,955
40,000	NY State Dormitory Authority, 5.00%, 12/15/16	46,907
110,000	NY State Environmental Facilities Corp, 5.25%, 6/15/13	115,419
		309,026
		485,256
	NORTH CAROLINA - 4.3%
	Water/Sewer - 4.3%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	163,619

	NORTH DAKOTA - 1.2%
	General Obligation - 1.2%
40,000	City of Fargo, 4.25%, 5/1/16	44,843

	SOUTH CAROLINA - 3.6%
	General Obligation - 3.6%
125,000	State of South Carolina, Economy Development, 4.50%, 8/1/22	137,155

	SOUTH DAKOTA - 2.9%
	General Obligation - 2.9%
35,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	36,414
65,000	Heartland Consumers Power District Electric, Revenue - Unrefunded Portion, 6.00%, 1/1/17, FSA	74,273
		110,687

	TEXAS - 7.1%
	General Obligation - 2.9%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16	111,069
	Water/Sewer - 4.2%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	157,914
		268,983
	UTAH - 3.5%
	General Obligation - 3.5%
120,000	Salt Lake County Utah, 3.00%, 12/15/20	130,865

	WEST VIRGINIA - 3.7%
	Housing - 3.7%
130,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	138,776

	TOTAL MUNICIPAL BONDS (Cost - $3,416,156)	3,606,575
Shares
	SHORT-TERM INVESTMENTS - 3.3%
124,450	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $124,450)	124,450

	TOTAL INVESTMENTS - 98.5% (Cost - $3,540,606) (a)	$ 3,731,025
	OTHER ASSETS AND LIABILITIES - 1.5%	55,615
	TOTAL NET ASSETS - 100.0%	$ 3,786,640

FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 191,009
	Unrealized depreciation:	(590)
	Net unrealized appreciation:	$ 190,419

Saratoga U.S. Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Principal		Value

	U.S. GOVERNMENT AGENCIES - 13.7%
	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 13.7%
1,000,000	To yield 0.23%, 11/6/12	1,000,203
1,000,000	To yield 0.26%, 3/5/13	1,000,000
		2,000,203

	REPURCHASE AGREEMENT - 86.1%
12,561,000	Merryl Lynch Repo, 0.18%, due 6/1/12 with a full maturity value of $12,561,063
	(Fully collateralized by $12,641,100 U.S. Treasury Note, 0.875%, due 1/31/17
	with a full maturity value of $12,812,243)
	(Cost - $12,561,000)	12,561,000

	TOTAL INVESTMENTS - 99.8% (Cost - $14,561,203) (a)	$ 14,561,203
	OTHER ASSETS AND LIABILITIES - 0.2%	22,364
	TOTAL NET ASSETS - 100.0%	$ 14,583,567

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

James Alpha Global Enhanced Real Return
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares					Value

	COMMON STOCK - 0.7%
	COMPUTERS - 0.1%
401	Infosys Technologies, Ltd. - ADR				$ 16,882

	IRON/STEEL - 0.1%
785	Vale SA				14,374

	OIL & GAS - 0.1%
1,698	Gazprom OAO				14,883

	SEMICONDUCTORS - 0.2%
1,823	Taiwan Semiconductor Mft.				25,030

	TELECOMMUNICATIONS - 0.2%
954	America Movil SAB de CV				22,476

	TOTAL COMMON STOCK (Cost - $124,998)				93,645

	EXCHANGE TRADED FUNDS - 3.6%
	COMMODITY FUNDS - 0.9%
322	ETFS Platinum Trust +				44,932
433	SPDR Gold Trust +				65,651
					110,583
	BOND FUND- 2.1%
2,490	iShares JP Morgan EM Bond Fund				275,593

	EQUITY FUND- 0.6%
2,000	iShares MSCI Emerging Markets Index Fund				75,400

	TOTAL EXCHANGE TRADED FUNDS (Cost - $483,582)				461,576

Principal
	MUNICIPAL BONDS - 35.0%
	GENERAL OBLIGATION - 35.0%
$ 100,000	AK Steel Corp., 8.375%, 4/1/22				93,375
75,000	Ally Financial Inc., 4.50%, 2/11/14				74,906
21,000	Ball Corp., 7.375% 9/1/19				23,126
50,000	Burlington Coat Factory, 10.00%, 2/15/19				51,875
200,000	Caesars Operating Escrow, 8.50% 2/15/20 (a)				199,250
100,000	Carlson Wagonlit BV, 6.875%, 6/15/19 (a)				99,625
45,000	Case New Holland Inc., 7.75%, 9/1/12				48,038
200,000	Ceagro Agricola, 10.75% 6/16/16 (a)				191,500
50,000	Chaparral Energy Inc., 7.625%, 11/15/22 (a)				51,125
50,000	Chrysler GP/CG, 8.00%, 6/15/19				50,125
100,000	Chrysler GP/CG, 8.25%, 6/15/21				100,750
100,000	CIT Group Inc., 4.75%, 2/15/15 (a)				99,500
100,000	Claires Stores, Inc., 9.00%, 3/15/19 (a)				100,125
50,000	CMP Holdings Inc., 10.625%, 9/1/14				53,125
50,000	CNG Holdings Inc., 9.375%, 5/15/20 (a)				49,938
50,000	Crosstex Energy, 7.125%, 6/1/22 (a)				49,500
25,000	Denbury Resources, 6.375%, 8/15/21				25,938
50,000	Dish DBS Corp., 4.625%, 7/15/17 (a)				48,563
100,000	DTEK Finance BV, 9.50%, 4/28/15				94,250
250,000	East Lane RE Ltd, 5.75%, 3/14/14 (a)				246,725
50,000	FMG Resources, 7.00%, 11/1/15 (a)				50,438
50,000	Fresenius Med Care US, 5.75%, 2/15/21 (a)				49,313
100,000	Frontier Communications Corp., 9.25%, 7/1/21				103,500
50,000	Frontier Communications, 3.25%, 1/15/13				51,250
100,000	Gray Television Inc., 10/50% 6/29/15				103,125
50,000	GRD Holdings III Corp., 10.75%, 6/1/19 (a)				49,750
50,000	Gulfmark Offshore Inc., 6.375%, 3/15/22 (a)				50,125
100,000	HCA-The Healthcare Co., 6.30%, 10/1/12				101,375
50,000	HCA-The Healthcare Co., 6.75%, 7/15/13				52,063
100,000	Heckman Corp., 9.875% 4/15/18 (a)				95,000
100,000	Hercules Offshore Inc., 7.125%, 4/1/2017 (a)				96,500
75,000	Hughes Satellite Systems, 7.625%, 6/15/21				77,719
50,000	Inmet Mining Corp., 8.75%, 6/1/20 (a)				48,688
50,000	Intl. Lease Finance Corp., 4.875%, 4/1/15				49,375
100,000	Jamaica Public Service, 11.00%, 7/6/21 (a)				106,000
100,000	JMC Steel Group, 8.25%, 3/15/18 (a)				99,625
25,000	Kaiser Aluminum Corp., 8.25%, 6/1/20 (a)				25,125
100,000	Magnum Hunter Resources, 9.75%, 5/15/20 (a)				98,250
100,000	MGM Mirage, 6.75%, 4/1/12				102,500
50,000	MGM Mirage, 6.875% 4/1/16				49,688
50,000	Momentive Performance, 10.00%, 10/15/20 (a)				49,875
25,000	Mueller Water Products, Inc., 8/75%, 9/1/20				27,813
100,000	PBF Holding Co. LLC, 8.25%, 2/15/20 (a)				102,625
50,000	Penn Virginia Resource, 8.375%, 6/1/20 (a)				50,000
25,000	QVC Inc., 7.50%, 10/1/19				27,265
50,000	Radiation Therapy Services, 8.875%, 1/15/17 (a)				48,062
50,000	Reynolds Group, 7.125%, 4/15/19 (a)				51,313
50,000	Reynolds Group, 9.00%, 4/15/19 (a)				47,500
50,000	Reynolds Group, 9.875% 8/15/19 (a)				49,875
50,000	Services Corp. Intl., 7.375%, 10/1/14				54,875
50,000	Sprint Capital Corp., 6.90%, 5/1/19				43,562
50,000	Sprint Nextel Corp., 11.50%, 11/15/21 (a)				52,812
25,000	Tampa Electric, 4.10%, 6/15/42				24,931
50,000	Taylor Morrison Comm/Mon, 7.75%, 4/15/20 (a)				51,500
50,000	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)				49,437
25,000	Tenet Healthcare Corp., 9.25%, 2/1/15				27,594
100,000	UPCB Finance III Ltd., 6.625%, 7/1/20 (a)				97,375
50,000	US Airways, 5.90%, 10/1/24				51,187
50,000	USG Corp., 6.30%, 11/15/16				47,562
25,000	Vanguard Health Hdg., 7.75%, 2/1/19				24,500
50,000	Vanguard Health Hdg., 7.75%, 2/1/19 (a)				48,562
50,000	Windstream Corp., 7.50%, 4/1/23				47,937
50,000	Windstream Corp., 7.75%, 10/15/20				50,062
100,000	WPE International Coorperatief USA, 10.375%, 9/30/20 (a)				84,500
100,000	YPF S.A., 10.00%, 11/2/28				94,625
	TOTAL MUNICIPAL BONDS (Cost - $4,615,431)				4,516,117

	U.S. GOVERNMENT - 34.7%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 34.7%
300,000	1.125%, 1/15/21 *				365,246
1,500,000	0.125%, 4/15/16 *				1,632,845
1,600,000	1.25%, 4/15/14 *				1,802,813
450,000	2.125%, 2/15/41 *				686,642
	TOTAL U.S. GOVERNMENT (Cost - $4,320,003)				4,487,546

Shares
	SHORT-TERM INVESTMENTS - 18.7%
2,412,479	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $2,412,479)				2,412,479

	TOTAL INVESTMENTS - 92.7% (Cost - $11,956,493)(b)				$ 11,971,363
	OTHER ASSETS AND LIABILITIES - 7.3%				942,574
	TOTAL NET ASSETS - 100.0%				$ 12,913,937

* Non-income producing securities.
ADR - American Depositary Receipt
+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2012 these securities amounted to $2,715,365 or 21.0 % of net assets.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:		$ 191,310
			Unrealized depreciation:		(176,440)
			Net unrealized appreciation:		$ 14,870

Long (Short)
Contracts					Unrealized Gain/(Loss)

	OPEN LONG FUTURES CONTRACTS
2	Mexican Peso maturing June 2012
	(Underlying Face Amount at Value $69,750)				$ (8,700.00)
2	Platinum maturing July 2012 +
	(Underlying Face Amount at Value $141,760)				(24,380)
3	US 10 Year maturing September 2012
	(Underlying Face Amount at Value $401,814)				3,609
	Net Unrealized Loss from Open Long Futures Contracts				$ (29,471.00)

	OPEN SHORT FUTURES CONTRACTS
(6)	Euro FX maturing June 2012
	(Underlying Face Amount at Value $927,750)				50,806
(2)	S&P E MINI maturing September 2012
	(Underlying Face Amount at Value $130,250)				1,775
(16)	US 5YR NOTE maturing September 2012
	(Underlying Face Amount at Value $1,987,008)				(6,500)
(2)	Japanese Yen maturing September 2012
	(Underlying Face Amount at Value $319,550)				(4,750)
(5)	US Ultra Bond maturing September 2012
	(Underlying Face Amount at Value $845,000)				(21,328)
(4)	Russell 2000 Mini maturing June 2012
	(Underlying Face Amount at Value $304,440)				(1,540)
(2)	Brent Crude maturing July 2012 +
	(Underlying Face Amount at Value $203,740)				17,500
(2)	Copper maturing July 2012 +
	(Underlying Face Amount at Value $168,275)				13,225
(1)	LME Aluminum maturing June 2012 +
	(Underlying Face Amount at Value $49,063)				6,569
	Net Unrealized Gain from Open Short Futures Contracts				$ 55,757.00
	Net Unrealized Gain from Open Futures Contracts				$ 26,286.00

	Open Swap Contracts
Notional			Expiration	Interest Rate	Unrealized Appreciation
Amount	Reference Entity	Counterparty	Date	Payable	Depreciation
$ 900,000	J.P. Morgan Volemont Index	J.P. Morgan Chase	7/11/2012	0.00%	2,267
250,000	J.P. Morgan Mozaic US Vol Index	J.P. Morgan Chase	7/20/2012	0.00	(20,891)
250,000	Dow Jones Commodity Index +	J.P. Morgan Chase	6/15/2012	0.15	(22,865)
	Net Unrealized Depreciation from Open Swap Contracts				$ (41,489)

James Alpha Global Real Estate Investments
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 101.2%
	ASIA PACIFIC - 34.0%
	AUSTRALIA - 2.8%
56,550	GPT Group	$ 177,689
35,000	Westfield Group	308,542
		486,231
	HONG KONG - 15.6%
750,000	Champion REIT	303,471
8,270	Hang Lung Properties, Ltd.	26,376
100,000	Hongkong Land Holdings, Ltd.	560,000
140,000	Link REIT. (The)	537,615
115,000	Sun Hung Kai Properties, Ltd.	1,302,608
		2,730,070
	JAPAN - 13.1%
58	Kenedix Realty Investment Corp.	190,227
65,000	Mitsubishi Estate Co., Ltd.	1,010,393
65,000	Mitsui Fudosan Co., Ltd.	1,084,162
		2,284,782
	SINGAPORE - 2.5%
140,000	CapitaCommercial Trust	133,602
300,000	Mapletree Logistics Trust	226,938
90,000	Suntec Real Estate Investment Trust	89,728
		450,268

	TOTAL ASIA PACIFIC (Cost $6,846,666)	5,951,351

	EUROPE - 14.2%
	FRANCE - 4.1%
1,200	Fonciere Des Regions	77,211
1,000	ICADE	77,238
6,641	Klepierre	205,684
20,000	Mercialys SA	362,760
		722,893
	GERMANY - 4.4%
60,000	Alstria Office REIT - AG	584,050
54,000	Prime Office REIT - AG *	187,210
		771,260
	SWEDEN - 4.5%
70,261	Castellum AB	787,744

	SWITZERLAND - 0.5%
1,000	PSP Swiss Property AG *	84,371

	UNITED KINGDOM - 0.7%
8,000	British Land Co. PLC	59,498
10,000	Hammerson PLC	64,179
		123,677

	TOTAL EUROPE (Cost $3,091,594)	2,489,945

	NORTH AMERICA - 53.0%
	UNITED STATES - 53.0%
29,400	Agree Realty Corp.	615,048
1,000	Alexandria Real Estate Equities, Inc.	68,460
5,000	American Campus Communities, Inc.	219,500
8,700	American Capital Mortgage Investment Corp.	206,973
15,000	American Realty Capital Trust Inc.	160,200
2,100	Apartment Investment & Management Co.	56,847
9,600	Armour Residential REIT, Inc.	67,008
6,000	Associated Estates realty Corp.	94,860
9,000	Coresite Realty Corp.	214,650
3,000	Corporate Office Properties Trust	66,030
1,000	Digital Realty Trust Inc.	70,770
3,000	Equity Lifestyle Properties, Inc.	197,580
55,000	First Potomac Realty Trust	660,000
28,000	Forest City Enterprises, Inc. *	374,920
57,000	Glimcher Realty Trust	524,400
179,000	Hersha Hospitality Trust	954,070
60,000	Medical Properties Trust, Inc.	540,000
13,000	Newcastle Investment Corp.	86,320
140,000	NorthStar Realty Finance Corp.	725,200
24,000	Plum Creek Timber Co., Inc.	876,000
9,000	Ramco-Gershenson Properties Trust	107,190
28,600	Sabra Health Care REIT, Inc.	411,268
10,100	Select Income REIT	221,695
10,100	STAG Industrial Inc.	138,875
8,000	Starwood Property Trust Inc.	160,320
27,300	UDR, Inc.	707,070
39,600	Western Asset Mortgage Capital Corp.	744,480
		9,269,734

	TOTAL NORTH AMERICA (Cost $9,844,817)	9,269,734

	TOTAL COMMON STOCK (Cost $19,783,077)	17,711,030

	SHORT-TERM INVESTMENTS - 3.1%
539,871	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 6/1/12
	(Cost - $539,871)	539,871

	TOTAL INVESTMENTS - 104.3% (Cost - $20,322,949)	$ 18,250,901
	OTHER ASSETS AND LIABILITIES - (4.3%)	(757,913)
	TOTAL NET ASSETS - 100.0%	$ 17,492,988

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 36,890
	Unrealized depreciation:	(2,108,937)
	Net unrealized depreciation:	$ (2,072,047)

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
May 31, 2012 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	16,366,308	-	-	16,366,308
Money Market Funds	300,733	-	-	300,733
Total	16,667,041	-	-	16,667,041

Large Capitalization Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	19,434,639	-	-	19,434,639
Money Market Funds	169,255	-	-	169,255
Collateral for Securities Loaned	384,495	-	-	384,495
Total	19,988,389	-	-	19,988,389

Mid Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	12,143,159	-	-	12,143,159
Money Market Funds	288,175	-	-	288,175
Total	12,431,334	-	-	12,431,334

Small Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	9,644,104	-	-	9,644,104
Money Market Funds	762,010	-	-	762,010
Total	10,406,114	-	-	10,406,114

International Equity
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,666,056	-	-	5,666,056
Money Market Funds	100,261	-	-	100,261
Total	5,766,317	-	-	5,766,317

Health & Biotechnology
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	16,046,458	-	-	16,046,458
Money Market Funds	191,374	-	-	191,374
Collateral for Securities Loaned	409,800	-	-	409,800
Total	16,647,632	-	-	16,647,632

Technology & Communications
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	55,775,396	-	-	55,775,396
Money Market Funds	1,438,615	-	-	1,438,615
Total	57,214,011	-	-	57,214,011

Energy & Basic Materials
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,196,647	-	-	5,196,647
Money Market Funds	119,417	-	-	119,417
Total	5,316,064	-	-	5,316,064

Financial Services
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,339,892	-	-	1,339,892
Money Market Funds	10,341	-	-	10,341
Total	1,350,233	-	-	1,350,233

Investment Quality Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	9,569,879	-	9,569,879
Money Market Funds	180,124	-	-	180,124
Collateral for Securities Loaned	103,000	-	-	103,000
Total	283,124	9,569,879	-	9,853,003

Municipal Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,606,575	-	3,606,575
Money Market Funds	124,450	-	-	124,450
Total	124,450	3,606,575	-	3,731,025

U.S. Government Money Market
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	2,000,203	-	2,000,203
Repurchase Agreement	-	12,561,000	-	12,561,000
Total	-	14,561,203	-	14,561,203

James Alpha Real Estate Investment
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	17,711,030	-	-	17,711,030
Money Market Funds	539,871	-	-	539,871
Total	18,250,901	-	-	18,250,901

James Alpha Global Real Return
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	93,645	-	-	93,645
Exchange Traded Funds	461,576	-	-	461,576
Municipal Bonds	-	4,516,117	-	4,516,117
U.S. Government		4,487,546	-	4,487,546
Money Market Funds	2,412,479	-	-	2,412,479
Total	2,967,700	9,003,663	-	11,971,363

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

7/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

7/26/12

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

7/26/12

CERTIFICATIONS

I, Bruce E. Ventimiglia, certify that:

1.

I have reviewed this report on Form N-Q for the Saratoga Advantage Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

7/26/12

Signature:

 /s/Bruce E. Ventimiglia, President and Chief Executive Officer

I, Jonathan W. Ventimiglia, certify that:

1.

I have reviewed this report on Form N-Q for the Saratoga Advantage Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

7/26/12

Signature:

/s/ Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer